Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended																						6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Non-resident Enterprises	Dec. 31, 2012 Subsidiaries And Variable Interest Entities Subsidiaries	Dec. 31, 2011 Subsidiaries And Variable Interest Entities Subsidiaries	Dec. 31, 2012 Shanghai Kangshi	Dec. 31, 2012 GERMANY	Dec. 31, 2012 CANADA iSoftStone- Canada and Abovenet	Dec. 31, 2012 Japan	Dec. 31, 2012 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF	Dec. 31, 2011 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF	Dec. 31, 2010 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF	Dec. 31, 2012 HONG KONG	Dec. 31, 2012 TAIWAN, PROVINCE OF CHINA	Dec. 31, 2012 PRC	Dec. 31, 2012 PRC Qualified HNTE After 2008	Dec. 31, 2012 PRC iSoftStone WFOE	Dec. 31, 2011 PRC iSoftStone WFOE	Dec. 31, 2010 PRC iSoftStone WFOE	Dec. 31, 2009 PRC iSoftStone WFOE	Dec. 31, 2008 PRC iSoftStone WFOE	Dec. 31, 2008 PRC iSoftStone Wuxi	Dec. 31, 2011 PRC iSoftStone Wuxi	Dec. 31, 2010 PRC iSoftStone Wuxi	Dec. 31, 2012 PRC iSoftStone Guangzhou	Dec. 31, 2012 PRC iSoftStone Guangzhou 2014 to 2016	Dec. 31, 2012 PRC iSS- Chengdu, iSS- Shenzhen, iSS- Wuhan, WX- Yancheng, SZ- Suzhou, iSST	Dec. 31, 2012 PRC iSoftStone Tianjin	Dec. 31, 2010 PRC iSoftStone Tianjin	Dec. 31, 2012 United States Minimum	Dec. 31, 2012 United States Maximum	Dec. 31, 2012 UNITED KINGDOM Minimum	Dec. 31, 2012 UNITED KINGDOM Maximum
Income Tax [Line Items]
Income tax rate								15.00%	26.50%	42.00%	13.00%	13.00%	10.00%	16.50%	17.00%																15.00%	35.00%	20.00%	26.00%
Enterprise income tax rate																25.00%
Income tax rate reduction							15.00%										15.00%	15.00%	7.50%	7.50%	7.50%				10.00%
Income tax exemption period																						3 years	2 years			2 years		2 years		2 years
Reduced income tax rate period subsequent years																					3 years				3 years		3 years	3 years	3 years
Increase in deferred tax asset																		$ 848
Income tax rate reduction																								12.50%	12.50%				12.50%
Reduced income tax rate after income tax exemption period																											12.50%	12.50%
Operating losses	28,280	17,354	10,327		14,537	19,690
Valuation Allowance					2,223	5,452
Net Operating Loss Carry Forwards Expire Period	2022
PRC withholding tax rate				10.00%
Undistributed earnings of subsidiaries	$ 81,219